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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Michael Larson                Kirkland, Washington   May 15, 2008
   -------------------------------    --------------------   ------------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   47
                                        --------------------

Form 13F Information Table Value Total: $          9,481,568
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

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                            FORM 13 INFORMATION TABLE
                              As of March 31, 2008

                                                                                                               VOTING AUTHORITY
                               TITLE OF                     VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
NAME OF ISSUER                 CLASS          CUSIP        (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COM            002824100   191,376.02  3,470,100 SH          OTHER       1          3,470,100
AMERICAN INTL GROUP INC        COM            026874107    43,250.00  1,000,000 SH          OTHER       1          1,000,000
ANSYS INC                      COM            03662Q105       657.05     19,034 SH          OTHER       1             19,034
ARCHER DANIELS MIDLAND CO      COM            039483102   179,251.80  4,355,000 SH          OTHER       1          4,355,000
AUTONATION                     COM            05329W102    11,976.00    800,000 SH          OTHER       1            800,000
BAXTER INTL INC                COM            071813109   115,640.00  2,000,000 SH          OTHER       1          2,000,000
BERKSHIRE HATHAWAY INC DEL     CL B           084670207 4,361,077.50    975,000 SH          OTHER       1            975,000
BP PLC                         SPONSORED ADR  055622104   280,991.45  4,633,000 SH          OTHER       1          4,633,000
CANADIAN NATL RY CO            COM            136375102   359,967.23  7,449,653 SH          OTHER       1          7,449,653
CATERPILLAR INC                COM            149123101   245,830.60  3,140,000 SH          OTHER       1          3,140,000
COCA COLA CO                   COM            191216100   132,818.34  2,182,000 SH          OTHER       1          2,182,000
COCA COLA FEMSA S A CV         SPON ADR REP L 191241108   212,995.45  3,781,208 SH          OTHER       1          3,781,208
COMCAST CORP NEW               CL A SPL       20030N200    30,352.00  1,600,000 SH          OTHER       1          1,600,000
COSTCO WHSL CORP NEW           COM            22160K105   333,166.16  5,128,000 SH          OTHER       1          5,128,000
COX RADIO INC                  CL A           224051102     1,188.00    100,000 SH          OTHER       1            100,000
CROWN CASTLE INTL CORP         COM            228227104   183,931.72  5,332,900 SH          OTHER       1          5,332,900
DISNEY WALT CO                 COM            254687106     3,138.00    100,000 SH          OTHER       1            100,000
EASTMAN KODAK CO               COM            277461109    53,893.50  3,050,000 SH          OTHER       1          3,050,000
EXPEDITORS INTL WA INC         COM            302130109    69,938.64  1,548,000 SH          OTHER       1          1,548,000
EXXON MOBIL CORP               COM            30231G102   320,135.30  3,785,000 SH          OTHER       1          3,785,000
FEDEX CORP                     COM            31428X106   118,154.25  1,275,000 SH          OTHER       1          1,275,000
GREATER CHINA FD INC           COM            39167B102     2,477.88    135,700 SH          OTHER       1            135,700
GRUPO TELEVISION SA DE CV      SP ADR REP ORD 40049J206   150,064.99  6,190,800 SH          OTHER       1          6,190,800
HOME DEPOT INC                 COM            437076102    39,213.94  1,402,000 SH          OTHER       1          1,402,000
IAC INTERACTIVECORP            COM            44919P300    22,213.20  1,070,000 SH          OTHER       1          1,070,000
JOHNSON & JOHNSON              COM            478160104   163,158.17  2,515,156 SH          OTHER       1          2,515,156
LILLY ELI & CO                 COM            532457108    48,391.42    938,000 SH          OTHER       1            938,000
MARTIN MARIETTA MATLS INC      COM            573284106    26,542.50    250,000 SH          OTHER       1            250,000

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
MCDONALDS CORP                 COM            580135101   240,786.98  4,317,500 SH          OTHER       1          4,317,500
MERCK & CO INC                 COM            589331107   305,897.87  8,060,550 SH          OTHER       1          8,060,550
NORFOLK SOUTHN CORP            COM            655844108    43,456.00    800,000 SH          OTHER       1            800,000
NUVELO INC                     COM            67072M301        23.67     33,333 SH          OTHER       1             33,333
PFIZER INC                     COM            717081103    70,967.35  3,390,700 SH          OTHER       1          3,390,700
PROGRESSIVE CORP OHIO          COM            743315103    32,140.00  2,000,000 SH          OTHER       1          2,000,000
RADNET INC                     COM            750491102     4,433.64    629,779 SH          OTHER       1            629,779
REPUBLIC SVCS INC              COM            760759100    39,474.00  1,350,000 SH          OTHER       1          1,350,000
SCHERING PLOUGH CORP           COM            806605101   215,533.25 14,957,200 SH          OTHER       1         14,957,200
SEATTLE GENETICS INC           COM            812578102    32,041.90  3,521,088 SH          OTHER       1          3,521,088
SONY CORP                      ADR NEW        835699307     4,007.00    100,000 SH          OTHER       1            100,000
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209    12,822.11    277,595 SH          OTHER       1            277,595
TRACTOR SUPPLY CO              COM            892356106    39,520.00  1,000,000 SH          OTHER       1          1,000,000
TYCO INTERNATIONAL LTD BERMUDA SHS            G9143X208    52,815.95  1,199,000 SH          OTHER       1          1,199,000
VIACOM INC NEW                 CL B           92553P201    19,810.00    500,000 SH          OTHER       1            500,000
WAL MART STORES INC            COM            931142103   250,388.04  4,753,000 SH          OTHER       1          4,753,000
WASHINGTON MUTUAL              COM            939322103    30,900.00  3,000,000 SH          OTHER       1          3,000,000
WASTE MGMT INC DEL             COM            94106L109   228,852.39  6,819,201 SH          OTHER       1          6,819,201
WYETH                          COM            983024100   155,906.78  3,733,400 SH          OTHER       1          3,733,400